UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06142

Exact name of registrant as specified in charter:	Aberdeen Japan Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended July 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2018

	Shares	Value
LONG-TERM INVESTMENTS (98.9%)(a)
COMMON STOCKS (98.9%)
JAPAN (98.9%)

Consumer Discretionary (15.4%)

Aeon Fantasy Co. Ltd.	25,500	$1,131,301
Denso Corp.	46,500	2,300,126
Honda Motor Co. Ltd.	39,300	1,199,854
Nitori Holdings Co. Ltd.	13,700	2,064,680
Resorttrust, Inc.	62,100	1,139,054
Stanley Electric Co. Ltd.	99,000	3,481,814
Start Today Co. Ltd.	70,300	2,827,570
Toyota Motor Corp.	20,600	1,354,060
USS Co. Ltd.	94,200	1,787,807
Yamaha Corp.	63,300	2,962,023
		20,248,289
Consumer Staples (17.5%)

Ain Holdings, Inc.	28,300	2,102,748
Calbee, Inc.	19,800	656,816
Coca-Cola Bottlers Japan Holdings, Inc.	48,000	1,730,778
Japan Tobacco, Inc.	97,300	2,769,129
Mandom Corp.	50,000	1,562,751
Pigeon Corp.	82,500	3,971,313
San-A Co. Ltd.	43,500	2,000,236
Seven & i Holdings Co. Ltd.	91,600	3,740,932
Shiseido Co. Ltd.	61,800	4,552,834
		23,087,537
Financials (4.1%)

AEON Financial Service Co. Ltd.	108,400	2,238,171
Japan Exchange Group, Inc.	182,300	3,242,802
		5,480,973
Health Care (13.0%)

Asahi Intecc Co. Ltd.	75,200	2,876,949
Chugai Pharmaceutical Co. Ltd.	63,500	3,229,972
Mani, Inc.	33,500	1,443,835
Shionogi & Co. Ltd.	65,700	3,586,073
Sysmex Corp.	63,500	6,021,468
		17,158,297
Industrials (20.7%)

Amada Holdings Co. Ltd.	378,900	3,809,821
Daikin Industries Ltd.	35,000	4,183,546
FANUC Corp.	21,400	4,315,115
Hoshizaki Corp.(b)	13,100	1,319,428
Komatsu Ltd.	61,000	1,802,434
Makita Corp.	90,800	4,084,737
MISUMI Group, Inc.	46,200	1,180,356
Nabtesco Corp.	139,500	4,355,020

See Notes to Portfolio of Investments.

Pilot Corp.	37,700	$2,176,582
		27,227,039
Information Technology (12.3%)

Elecom Co. Ltd.	58,300	1,385,983
Keyence Corp.	9,800	5,183,889
Otsuka Corp.	32,900	1,283,196
Renesas Electronics Corp.(b)	275,400	2,460,973
Sanken Electric Co. Ltd.	169,000	919,421
SCSK Corp.	50,300	2,378,389
Yahoo Japan Corp.	672,700	2,559,352
		16,171,203
Materials (10.9%)

Kansai Paint Co. Ltd.	111,900	2,575,067
Nippon Paint Holdings Co. Ltd.	98,800	4,317,763
Shin-Etsu Chemical Co. Ltd.	73,500	7,435,377
		14,328,207
Real Estate (2.3%)

Daibiru Corp.	166,500	1,719,437
Daito Trust Construction Co. Ltd.	8,100	1,357,297
		3,076,734
Telecommunication Services (2.7%)

KDDI Corp.	126,000	3,507,442
Total Common Stocks		130,285,721
Total Long-Term Investments—98.9% (cost $106,249,483)		130,285,721

Shares	Description	Value (US$)
SHORT-TERM INVESTMENT—0.1%
UNITED STATES—0.1%
106,761	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48%(c)	106,761
	Total Short-Term Investment—0.1% (cost $106,761)	106,761
	Total Investments—99.0% (cost $106,356,244)	130,392,482
	Other Assets in Excess of Liabilities—1.0%	1,278,876
	Net Assets—100.0%	$131,671,358

(a)                   All securities are fair valued. Fair values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded prices. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)                   Non-Income Producing Security.

(c)                    Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2018

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2018

circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)
Investments, at Value
Investments in Securities
Common Stocks	$—	$130,285,721	$—	$130,285,721
Short-Term Investment	106,761	—	—	106,761
Total	$106,761	$130,285,721	$—	$130,392,482

Amounts listed as “-” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended July 31, 2018, the security issued by Asahi Intecc Co. Ltd. transferred from Level 1 to Level 2at the value of $2,876,949 because a valuation factor was applied at July 31, 2018.

For the period ended July 31, 2018, there were no significant changes to the fair valuation methodologies.

b. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Item 2. Controls and Procedures

(a)   The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)   Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Japan Equity Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Japan Equity Fund, Inc.

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Japan Equity Fund, Inc.

Date: September 28, 2018

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Japan Equity Fund, Inc.

Date: September 28, 2018